FINANCIAL INSTRUMENTS (Details 1) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 8,308,884	$ 14,321,433	$ 54,847	$ 599,964
Term deposits	9,656,320	3,694,415
Royalty receivable	3,969,356	3,540,753
Accounts payable	46,056	48,303
Current income tax liability	2,834,277	2,751,000
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	5,842,116	10,125,183
Term deposits	7,360,000	3,005,300
Royalty receivable	2,988,169	2,880,300
Accounts payable	(65)
Current income tax liability	(2,160,272)
Net exposure	14,029,948	16,010,783
Canadian dollar equivalent	$ 18,407,291	$ 19,682,055